Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement 2025 Fund - Class K6
Bar Chart Table:
Annual Return 2020	13.31%
Annual Return 2021	8.20%
Annual Return 2022	(15.49%)